Related Party Transactions - Schedule of Amounts Due To/from Stockholders (Q2) (Details) - Majority Stockholders [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Due to stockholders	$ 286,964	$ 295,299
Unsecured Notes [Member]
Due to stockholders	$ 51,315	$ 342,718	$ 33,463